Shareholder Fees	Nov. 12, 2021
First Trust Limited Duration Investment Grade Corporation ETF | FT Limited Duration Investment Grade Corporation ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none